Additional information on the consolidated statements of income - Disclosure of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional Information on Consolidated Statements of Income (Loss) [Abstract]
Employee benefit expenses	$ 19,851	$ 14,586
Impairment of assets	5,495	49,558
Professional fees	4,923	4,631
Insurance costs	1,276	1,356
Amortization	1,220	965
Travel expenses	859	838
Donations, sponsorships and communication expenses	1,205	758
Public company expenses	517	565
Rent and office expenses	405	427
Other, net	(31)	(196)
Expenses, by nature	$ 35,720	$ 73,488